Exhibit 1

GS Mortgage Securities Corporation Trust 2015-590M Commercial Mortgage Pass-Through Certificates, Series 2015-590M Report To: GS Mortgage Securities Corporation II Goldman, Sachs & Co. 15 October 2015

Ernst & Young LLP 5 Times Square New York, NY 1003	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman, Sachs & Co. 200 West Street New York, New York 10282

Re:	GS Mortgage Securities Corporation Trust 2015-590M Commercial Mortgage Pass-Through Certificates, Series 2015-590M (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that secures the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the following information:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the GS Mortgage Securities Corporation Trust 2015-590M securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 October 2015

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in GS Mortgage Securities Corporation Trust 2015-590M (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two promissory notes (collectively, the “Trust Notes”) issued by 590 Madison Avenue, LLC, a Delaware limited liability company (the “Borrower”), evidencing a 10-year fixed-rate mortgage loan with fixed-rate components (the “Trust Loan”),
c.	The Trust Loan has two related companion loans (collectively, the “Companion Loans,” and together with the Trust Loan, the “Whole Loan”) that will not be assets of the Issuing Entity and that are pari passu in right of payment with portions of the Trust Loan and
d.	The Whole Loan is secured by, among other things, a first mortgage lien on the Borrower’s fee simple interest in the property known as 590 Madison Avenue, located in New York, New York (the “Property”).

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Whole Loan, Trust Loan, Companion Loans and Property as of 6 November 2015 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A and the next paragraph of this Item 1.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Whole Loan, Trust Loan, Companion Loans and Property as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date and
b.	Maturity Date

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Term To Maturity (Mos.) and
b.	Seasoning

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Remaining Term To Maturity (Mos.)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	For the Whole Loan, the loan agreement Source Document indicates that the Whole Loan is interest-only for the entire “Original Term To Maturity (Mos.).” Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.)” of the Whole Loan, as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the “Original Amortization Term (Mos.)” and “Remaining Amortization Term (Mos.)” characteristics on the Final Data File,
c.	Use the “Whole Loan Original Balance” of the Whole Loan, as shown on the Final Data File, as:
i.	The principal balance of the Whole Loan as of the Cut-off Date (the “Whole Loan Cut-off Date Balance”) and
ii.	The principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “Whole Loan Balloon Balance”),
d.	Use the “Original Balance ($)” of the Trust Loan, as shown on the Final Data File, as
i.	The principal balance of the Trust Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	The principal balance of the Property as of the Cut-off Date (the “Allocated Cut-off Date Loan Amount ($)” and
iii.	The principal balance of the Trust Loan as of the “Maturity Date” of the Trust Loan (the “Balloon Balance ($)”) and
e.	Use the “Pari Passu Companion Loan Original Balance (Non-trust)” of the Companion Loans, as shown on the Final Data File, as
i.	The principal balance of the Companion Loans as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and
ii.	The principal balance of the Companion Loans as of the “Maturity Date” of the Companion Loans (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Interest-Only Period (Mos.) and
b.	Seasoning

of the Whole Loan, both as show on the Final Data File, we recalculated the “Remaining Interest-Only Period (Mos.)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

9.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Interest Accrual Method and
d.	Amortization Type

of the Trust Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 9., we recalculated the:

i.	Monthly Debt Service
ii.	Annual Debt Service

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service” of the Trust Loan as 1/12th of the product of:

i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
iii.	365/360

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Trust Loan as the product of:

i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
iii.	365/360

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service” and “Annual Debt Service” characteristics without regard to any adjustments for a leap year.

10.	Using the:
a.	Pari Passu Companion Loan Original Balance (Non-trust),
b.	Whole Loan Interest Rate,
c.	Interest Accrual Method and
d.	Amortization Type

of the Companion Loans and Whole Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding four paragraphs of this Item 10., we recalculated the:

i.	Pari Passu Companion Loan Monthly Debt Service (Non-trust)
ii.	Pari Passu Companion Loan Annual Debt Service (Non-trust)

of the Companion Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to use the “Whole Loan Interest Rate” of the Whole Loan, as shown on the Final Data File, as the interest rate for the Companion Loans.

Attachment A Page 5 of 8

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” of the Companion Loans as 1/12th of the product of:

i.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Final Data File,
ii.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service (Non-trust)” of the Companion Loans as the product of:

i.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Final Data File,
ii.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service (Non Trust)” and “Pari Passu Companion Loan Annual Debt Service (Non-trust)” characteristics without regard to any adjustments for a leap year.

11.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Interest Accrual Method and
d.	Amortization Type

of the Whole Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph of this Item 11., we recalculated the “Whole Loan Annual Debt Service” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Debt Service” of the Whole Loan as the product of:

i.	The “Whole Loan Original Balance,” as shown on the Final Data File,
ii.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Debt Service” characteristic without regard to any adjustments for a leap year.

Attachment A Page 6 of 8

12.	Using:
a.	Whole Loan Annual Debt Service,
b.	Whole Loan Cut-off Date Balance,
c.	Whole Loan Balloon Balance,
d.	Underwritten In-Place Net Operating Income ($),
e.	Underwritten In-Place Net Cash Flow ($),
f.	Underwritten Stabilized Net Operating Income ($),
g.	Underwritten Stabilized Net Cash Flow ($),
h.	2012 NCF,
i.	2013 NCF,
j.	2014 NCF,
k.	Most Recent NCF (if past 2014) ($),
l.	Appraised Value ($) and
m.	Units, Pads, Rooms, Sq Ft, Beds

of the Whole Loan and Property, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten In-Place NOI DSCR (x),
ii.	Underwritten In-Place NCF DSCR (x),
iii.	Underwritten Stabilized NOI DSCR (x),
iv.	Underwritten Stabilized NCF DSCR (x),
v.	2012 NCF DSCR,
vi.	2013 NCF DSCR,
vii.	2014 NCF DSCR,
viii.	Most Recent NCF DSCR,
ix.	Whole Loan DSCR,
x.	Cut-off Date LTV Ratio (%),
xi.	LTV Ratio at Maturity (%),
xii.	Whole Loan LTV,
xiii.	Debt Yield on Underwritten In-Place Net Operating Income (%),
xiv.	Debt Yield on Underwritten In-Place Net Cash Flow (%),
xv.	Debt Yield on Underwritten Stabilized Net Operating Income (%),
xvi.	Debt Yield on Underwritten Stabilized Net Cash Flow (%),
xvii.	% of Initial Pool Balance and
xviii.	Loan Per Unit ($)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “Underwritten In-Place NOI DSCR (x),” “Underwritten In-Place NCF DSCR (x),” “Underwritten Stabilized NOI DSCR (x),” “Underwritten Stabilized NCF DSCR (x),” “2012 NCF DSCR,” “2013 NCF DSCR,” “2014 NCF DSCR,” “Most Recent NCF DSCR” and “Whole Loan DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Whole Loan LTV,” “Debt Yield on Underwritten In-Place Net Operating Income (%),” “Debt Yield on Underwritten In-Place Net Cash Flow (%),” “Debt Yield on Underwritten Stabilized Net Operating Income (%)” and “Debt Yield on Underwritten Stabilized Net Cash Flow (%)” to the nearest 1/10th of one percent.

Attachment A Page 7 of 8

13.	Using the:
a.	Master Servicer (%) and
b.	Primary Servicer (%)

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Servicing Fee Rate,
b.	Certificate Administrator Fee and
c.	CREFC Royalty License Fee

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate (%)” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	For the Whole Loan, the Depositor instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

16.	For the Whole Loan, the Depositor instructed us to recalculate the “Principal Equity Distribution” as the difference between the:
a.	Total Sources and
b.	Sum of the:
i.	Loan Payoff,
ii.	Purchase Price,
iii.	Closing Costs,
iv.	Reserves and
v.	Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 8 of 8

17.	For the Whole Loan, the Depositor instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Principal Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents

Document Title	Document Date

Promissory Note	23 September 2015

Loan Agreement	23 September 2015

Settlement Statement	23 September 2015

Cash Management Agreement	23 September 2015

Non-Consolidation Opinion	23 September 2015

Property Source Documents

Document Title	Document Date

Appraisal Report	28 August 2015

Engineering Report	2 September 2015

Phase I Environmental Report	27 August 2015

Underwriter’s Summary Report	13 October 2015

Underwritten Rent Roll	26 August 2015

USPS Internet Site (www.usps.gov)	Not Applicable

Final Title Policy	23 September 2015

Insurance Review Document	27 August 2015

Lease Agreements	Various

Tenant Estoppels	Various

Management Agreement	1 January 2007

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Number of Properties	Appraisal Report
Unit Description	Underwritten Rent Roll
Units, Pads, Rooms, Sq Ft, Beds	Underwritten Rent Roll
Year Built	Engineering Report
Year Renovated	Appraisal Report
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
As Stabilized Appraised Value ($)	Appraisal Report
As Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq Ft	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Sq Ft	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Sq Ft	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Underwriting Information: (see Note 3)

Characteristic	Source Document

2012 NOI Date	Underwriter’s Summary Report
2012 EGI ($)	Underwriter’s Summary Report
2012 Expenses ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NOI Date	Underwriter’s Summary Report
2013 EGI ($)	Underwriter’s Summary Report
2013 Expenses ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 EGI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
Most Recent NOI Date (if past 2014)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2014) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2014) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2014) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2014) ($)	Underwriter’s Summary Report
Underwritten Stabilized EGI ($)	Underwriter’s Summary Report
Underwritten Stabilized Expenses ($)	Underwriter’s Summary Report
Underwritten Stabilized Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Stabilized Replacement / FF&E	Underwriter’s Summary Report
Reserve ($)
Underwritten Stabilized TI / LC ($)	Underwriter’s Summary Report
Underwritten Stabilized Other Reserve	Underwriter’s Summary Report
Underwritten Stabilized Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten In-Place EGI ($)	Underwriter’s Summary Report
Underwritten In-Place Expenses ($)	Underwriter’s Summary Report
Underwritten In-Place Net Operating Income ($)	Underwriter’s Summary Report
Underwritten In-Place Replacement / FF&E Reserve	Underwriter’s Summary Report
($)
Underwritten In-Place Other Reserve	Underwriter’s Summary Report
Underwritten In-Place TI / LC ($)	Underwriter’s Summary Report
Underwritten In-Place Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront TI/LC Reserve ($)	Settlement Statement
Upfront Replacement Reserve ($)	Settlement Statement
Upfront Deferred Maintenance Reserve ($)	Settlement Statement
Upfront Environmental Reserve ($)	Settlement Statement
Upfront RE Tax Reserve ($)	Settlement Statement
Upfront Insurance Reserve ($)	Settlement Statement
Upfront Other Reserve ($)	Settlement Statement
Upfront Debt Service Reserve ($)	Settlement Statement

Trust Loan, Whole Loan and Companion Loan Information: (see Note 4)

Characteristic	Source Document(s)

Borrower Name	Promissory Note
Delaware Statutory Trust?	Promissory Note
Sponsor	Loan Agreement
Originator	Promissory Note
Originator Entity Type	Promissory Note
Whole Loan Original Balance	Loan Agreement
Whole Loan Interest Rate (see Note 5)	Loan Agreement
Mortgage Loan Rate (%) (see Note 5)	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
ARD (Yes / No)	Loan Agreement
Maturity Date	Loan Agreement
Final Maturity Date	Loan Agreement
Due Date	Loan Agreement
Grace Period-Late Fee	Loan Agreement
Grace Period-Default	Loan Agreement
Due On Sale	Loan Agreement
Due on Encumbrance	Loan Agreement

Exhibit 2 to Attachment A

Trust Loan, Whole Loan and Companion Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Origination Date	Loan Agreement
Recourse	Loan Agreement
Terrorism Insurance Required	Loan Agreement
First Due Date (see Note 6)	Loan Agreement
Last IO Due Date	Loan Agreement
First P&I Due Date	Loan Agreement
Lockbox (see Note 7)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 8)	Loan Agreement and Cash Management Agreement
Cash Management Triggers	Loan Agreement
DSCR at Trigger Level	Loan Agreement
Prepayment Provision (see Note 9)	Loan Agreement
Lockout Period (see Note 9)	Loan Agreement
Lockout Expiration Date (see Note 9)	Loan Agreement
Prepayment / Defeasance Begin Date (see Note 9)	Loan Agreement
Prepayment / Defeasance End Date (see Note	Loan Agreement
10)
Day of Month Prepayment Permitted	Loan Agreement
Open Period Begin Date (see Note 11)	Loan Agreement
Open Period (Payments)	Loan Agreement
Prepayment Type	Loan Agreement
Yield Maintenance Index	Loan Agreement
Yield Maintenance Discount	Loan Agreement
Yield Maintenance Margin	Loan Agreement
Yield Maintenance Calculation Method	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Condominium Present?	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement
Ownership Interest	Final Title Policy
Overlapping Fee Interest?	Final Title Policy
Lien Position	Final Title Policy
Future Debt Allowed?	Loan Agreement
Loan Purpose	Settlement Statement

Exhibit 2 to Attachment A

Sources Information:

Characteristic	Source Document

Loan Amount (sources)	Loan Agreement
Subordinate Debt	Loan Agreement
Other Sources	Settlement Statement

Uses Information:

Characteristic	Source Document

Loan Payoff	Settlement Statement
Closing Costs	Settlement Statement
Reserves	Settlement Statement

Notes:

1.	For the purpose of comparing the:

a.	Address,

b.	City and

c.	State

characteristics, we were instructed by the Depositor to ignore differences that are standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, each of which has the same lease expiration date, all as shown on the applicable Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics the Depositor instructed us to ignore differences of $1 or less.

4.	For each “Trust Loan, Whole Loan and Companion Loan Information” characteristic (except for the “Whole Loan Interest Rate” and “Mortgage Loan Rate (%)” characteristics, which are described in Note 5 below), the Depositor instructed us to:

a.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Documents for the Whole Loan, and

b.	Use the information for each characteristic described in a. above for the Whole Loan, Trust Loan and Companion Loans (as applicable).

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the “Whole Loan Interest Rate” and “Mortgage Loan Rate (%)” characteristics, the Depositor instructed us to use the interest rate for the Whole Loan that is described in the loan agreement Source Document.

Additionally, for the purpose of any debt service recalculation described in this report with respect to the Companion Loans, the Depositor instructed us to use the “Whole Loan Interest Rate” as the interest rate for the Companion Loans.

6.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the first day of the calendar month in which the first full “Interest Accrual Period” ends (as defined on the applicable loan agreement Source Document) ends.

7.	For purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” type if the loan agreement and cash management agreement Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:

a.	Prior to the occurrence of an event of default or one or more specific trigger events described on the Source Documents, revenue in the lockbox account is transferred to an account controlled by the borrower, and

b.	Upon the occurrence of an event of default or one or more specific trigger events described on the Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described on the Source Documents.

9.	For the purpose of comparing the:

a.	Prepayment Provision,

b.	Lockout Period,

c.	Lockout Expiration Date and

d.	Prepayment / Defeasance Begin Date

characteristics, the Depositor instructed us to assume that the entire “Loan” (as defined on the loan agreement Source Document) has been securitized.

10.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period.

Exhibit 2 to Attachment A

Notes: (continued)

11.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use first “Due Date” which occurs during the open period.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Seismic Report Date
PML or SEL (%)
Earthquake Insurance Required
Master Servicer (%)
Primary Servicer (%)
Certificate Administrator Fee
CREFC Royalty License Fee
Pari Passu Split (Y/N)
Ground Lease Y/N
Ground Lease Expiration Date
Annual Ground Lease Payment ($)
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Cross Collateralized (Y/N)
Companion Loan Split (Y/N)
Pari Passu Controlling Piece in Trust?
Pari Passu Description
Original Balance ($) (see Note 1)
Pari Passu Companion Loan Original Balance (Non-trust) (see Note 1)
Other Subordinate Debt Type
Other Subordinate Debt Balance
Cut-off Date Subordinate Companion Loan Balance ($)
Subordinate Companion Loan Interest Rate
B Note Original Amount
Cut-off Date B Note Balance ($)
B Note Interest Rate
B Note Maturity Date
B Note Annual Payment
B Note Balloon Balance
Crossed Group
Name of Mezzanine Lender
Mezzanine Debt Original Amount

Characteristic

Exhibit 3 to Attachment A

Mezzanine Debt Interest Rate
Mezzanine Debt Maturity Date
Mezzanine Debt Annual Payment
Letter of Credit?
Letter of Credit Balance
Letter of Credit Description
Carve-out Guarantor
Hotel Franchise Flag
Franchise Agreement Expiration
ADR ($)
RevPAR ($)
Related Group
Principal’s New Cash Contribution Purchase Price Other Uses
Subsidized Housing Programs
Student / Military / Other Concentration? (Y/N)

Notes:

1.	The Depositor indicated that the Whole Loan is split into a Trust Loan (which is comprised of two notes which are identified in the table below as the “Senior Trust Note” and the “Junior Trust Note”) and two Companion Loans (each identified in the table below as a “Senior Pari Passu Note”).

Loan	Note Components	Original Balance ($)	Loan	Note Components	Pari Passu Companion Loan Original Balance (Non-trust)

Trust Loan	Senior Trust Note Junior Trust Note	$119,366,000 $280,634,000	Companion Loans	Senior Pari Passu Note Senior Pari Passu Note	$125,000,000 $125,000,000

The Depositor instructed us to use the combined original principal balance of the Senior Trust Note and Junior Trust Note, both as show in the table above, for the “Original Balance ($)” characteristic, which the Depositor indicated relates to the original principal balance of the Trust Loan.

Additionally, the Depositor instructed us to use the combined original principal balance of the Senior Pari Passu Notes, both as shown in the table above, for the “Pari Passu Companion Loan Original Balance (Non-trust)” characteristic, which the Depositor indicated relates to the original principal balance of the Companion Loans.

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics (including the information described in Note 1 above).